Restricted Cash	12 Months Ended
Dec. 31, 2022
Restricted Cash [Abstract]
RESTRICTED CASH

6.      RESTRICTED CASH

Restricted cash represents cash pledged with banks, as guarantor deposit for the Company’s guarantee service customers. The banks providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit usually in the range of 10% to 20% of the guaranteed amount. The deposits are released after the guaranteed loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

At the same time, the Company requires the guarantee service customers to make a deposit to the Company of the same amount as the deposit the Company pledged to the banks, for their loans if the customer does not pledge or collateralize other assets with the Company. The Company recorded the deposit received as restricted cash on the consolidated balance sheet. The deposit is returned to the customer after the customer repays the loan and the Company’s guarantee obligation expires.

The Company reclassified $9,101,466 from restrict cash to deposit and retrospectively adjusted since fiscal year 2020 (refer to Note 11).

As of December 31, 2022 and 2021, the Company’s restricted cash is comprised of:

	December 31, 2022	December 31, 2021
Restricted cash in banks	$11,337,223	$20,592,223
	$11,337,223	$20,592,223